UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment           [    ]; Amendment Number:1
This Amendment (Check only one.): [     ] is a restatement.

                               [    ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, August 07, 2006

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

      No. 13F File Number	Name
Capital Management Associates FORM 13F 30-Jun-06
Voting Authority -------------------------- Value Shares/ Sh/ Put/ Invstmt Other Name of Issuer Title ofCUSIP (x$1000)Prn Amt Prn
Call Dscretn ManagersSole Shared None

ACTIVISION INC. COM 00493020 853 74931SH Sole 74931
ADVANCED MICRO DEVICES COM 00790310 623 25500SH Sole 25500 AFFILIATED COMPUTER SVCS-A COM 00819010 524 10150SH Sole 10150 AMPHENOL CORP. COM 03209510 1360 24300SH Sole 24300
APACHE CORP. COM 03741110 1731 25364SH Sole 25364
AQUA AMERICA INC COM 03836W10 1140 50040SH Sole 50040
CAMECO CORP. COM 13321l10 1739 43510SH Sole 43510
CAMERON INTERNATIONAL CORP COM 13342B105 1452 30395SH Sole 30395 COMMERCE BANCORP INC/NJ COM 2.01E+08 1056 29600SH Sole 29600 CON-WAY INC COM 205944101 1544 26650SH Sole 26650
CONSTELLATION BRANDS INC-A COM 21036p10 2515 100595SH Sole 100595 DENTSPLY INTERNATIONAL INC COM 2.49E+08 1248 20600SH Sole 20600 DIEBOLD INC. COM 2.54E+08 991 24400SH Sole 24400
EDISON INTERNATIONAL COM 2.81E+08 835 21400SH Sole 21400
EMDEON CORP COM 290849108 2218 178712SH Sole 178712
ENERGEN CORP COM 29265n10 895 23300SH Sole 23300
FLEXTRONICS INTL LTD COM Y2573F102 770 72500SH Sole 72500
FLOWERS FOODS INC COM 343498101 61196 2136731SH Sole 2136731
FTI CONSULTING INC COM 3.03E+08 1352 50500SH Sole 50500
GARMIN LTD COM g3726010 1054 10000SH Sole 10000
INPUT/OUTPUT INC COM 457652105 1518 160600SH Sole 160600
KLA-TENCOR CORP COM 482480100 428 10300SH Sole 10300
MEDIMMUNE INC COM 584699102 461 17000SH Sole 17000
NABORS INDUSTRIES LTD. COM G6359F10 385 11400SH Sole 11400
NEWMONT MINING CORP COM 651639106 1090 20600SH Sole 20600
OREGON STEEL MILLS INC COM 686079104 1479 29200SH Sole 29200 PENTAIR INC COM 709631105 824 24100SH Sole 24100
QUEST DIAGNOSTICS INC COM 74834L10 1118 18650SH Sole 18650
REPUBLIC SERVICES INC COM 7.61E+08 819 20300SH Sole 20300
SCANA CORP COM 80589m10 1206 31250SH Sole 31250
STERICYCLE INC. COM 8.59E+08 1237 19000SH Sole 19000
SUPERIOR ENERGY SERVICES INC COM 868157108 1879 55420SH Sole 55420 TEVA PHARMACEUTICAL ADR 881624209 904 28632SH Sole 28632
TODCO-CLA COM 88889T107 956 23400SH Sole 23400
TRACTOR SUPPLY CO COM 892356106 768 13900SH Sole 13900
UNIVERSAL COMPRESSION HOLDINGS COM 913431102 982 15600SH Sole 15600